THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated August 21, 2024

to the

THORNBURG FUNDS PROSPECTUS
applicable to Class A, C, C2, D and I shares
dated February 1, 2024, as supplemented March 13, April 19, and August 16, 2024,
(the “Retail Prospectus”)

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2024
(the “Retirement Prospectus”)

and to the

THORNBURG MANAGED ACCOUNT FUNDS PROSPECTUS
applicable to Class I shares
dated February 1, 2024
(the “Managed Account Prospectus”)

and to the

SUMMARY PROSPECTUSES FOR EACH OF THE THORNBURG INTERNATIONAL EQUITY FUND, THORNBURG DEVELOPING WORLD FUND, THORNBURG INVESTMENT INCOME BUILDER FUND, THORNBURG SUMMIT FUND, THORNBURG ULTRA SHORT INCOME FUND, THORNBURG LIMITED TERM U.S. GOVERNMENT FUND, THORNBURG LIMITED TERM INCOME FUND, THORNBURG CORE PLUS BOND FUND, AND THORNBURG STRATEGIC INCOME FUND
applicable to each Class of shares of such Funds
dated February 1, 2024
(the “Summary Prospectuses”)

Changes Relating to the Thornburg International Equity Fund, Thornburg Developing World Fund, Thornburg Investment Income Builder Fund, Thornburg Summit Fund, Thornburg Ultra Short Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Core Plus Bond Fund, Thornburg Strategic Income Fund, and Thornburg Emerging Markets Managed Account Fund (the “Funds”)

Effective August 20, 2024, Matt Burdett has been named Head of Equities and Christian Hoffmann has been named Head of Fixed Income of Thornburg Investment Management, Inc. (“Thornburg”), replacing Ben Kirby and Jeff Klingelhofer who will conclude their service as Co-Heads of Investments of Thornburg on September 30, 2024. Accordingly, effective August 20, 2024, the disclosure under the heading “Portfolio Managers” in the “Management” section of the Retail Prospectus, Retirement Prospectus, and Summary Prospectuses is revised, as applicable, to state that Mr. Burdett is a managing director and head of equities of Thornburg, and Mr. Hoffmann is a managing director and head of fixed income of Thornburg. The biographical descriptions of Messrs. Burdett and Hoffmann appearing on pages 145-146 of the Retail Prospectus and page 79 of the Retirement Prospectus are also revised accordingly, as applicable.

1

In addition, effective as of August 30, 2024, Messrs. Kirby and Klingelhofer will conclude their respective services as co-portfolio managers of Thornburg Developing World Fund, Thornburg Investment Income Builder Fund, Thornburg Summit Fund, Thornburg Ultra Short Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Core Plus Bond Fund, Thornburg Strategic Income Fund, and Thornburg Emerging Markets Managed Account Fund, as applicable. Accordingly, effective as of August 30, 2024, all references to Mr. Kirby and Mr. Klingelhofer in the Retail Prospectus, Retirement Prospectus, Managed Account Prospectus, and Summary Prospectuses, as applicable, are deleted.

In addition, effective as of August 30, 2024, Neal BasuMullick and Lon Erickson are named as co-portfolio managers of the Thornburg Summit Fund. Accordingly, as of August 30, 2024, the following changes are made to the Retail Prospectus:

The disclosure for Thornburg Summit Fund under the heading “Portfolio Managers,” appearing on page 56 of the Retail Prospectus, is deleted and replaced with the following disclosure:

Portfolio Managers:

Neal BasuMullick, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2024.

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2024.

The information regarding the portfolio managers of the Thornburg Summit Fund contained in the table on page 144 of the Retail Prospectus under the sub-caption “Fund Portfolio Managers” is updated to add references to Mr. BasuMullick and Mr. Erickson.

On page 145 of the Retail Prospectus, the following biographical description of Mr. BasuMullick is added after the information about David Ashley:

Neal BasuMullick, cfa, a managing director of Thornburg, has been a portfolio manager of Summit Fund since 2024. Mr. BasuMullick joined Thornburg in 2020 as an equity research analyst, was promoted to senior equity analyst and then associate portfolio manager in 2022, and named a managing director and promoted to portfolio manager in 2024. Prior to joining Thornburg, Mr. BasuMullick worked in equity research at Columbia Threadneedle Investments, and prior to that, worked on the sellside at J.P. Morgan. Mr. BasuMullick holds a BA with honors in economics from Cornell University College of Arts & Sciences.

The biographical description of Mr. Erickson appearing on page 146 of the Retail Prospectus is deleted and replaced with the following disclosure:

Lon Erickson, cfa, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010; a portfolio manager of Ultra Short Income Fund, Limited Term U.S. Government Fund, and Strategic Income Fund since 2015; a portfolio manager of Core Plus Bond Fund since 2023; and a portfolio manager of Summit Fund since 2024. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

2

2

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6377

1

THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated August 21, 2024

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION
applicable to Class A, C, C2, D and I shares
dated February 1, 2024, as supplemented March 18, and May 23, 2024
(the “Retail SAI”)

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2024, as supplemented March 18, and May 23, 2024
(the “Retirement SAI”)

and to the

THORNBURG MANAGED ACCOUNT FUNDS STATEMENT OF ADDITIONAL INFORMATION
applicable to Class I shares
dated February 1, 2024, as supplemented March 18, and May 23, 2024
(the “Managed Account SAI”)

Changes Relating to the Thornburg Developing World Fund, Thornburg Investment Income Builder Fund, Thornburg Summit Fund, Thornburg Ultra Short Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Core Plus Bond Fund, Thornburg Strategic Income Fund, and Thornburg Emerging Markets Managed Account Fund (the “Funds”)

Effective August 20, 2024, Matt Burdett has been named Head of Equities and Christian Hoffmann has been named Head of Fixed Income of Thornburg Investment Management, Inc. (“Thornburg”), replacing Ben Kirby and Jeff Klingelhofer who will conclude their service as Co-Heads of Investments of Thornburg on September 30, 2024.

In addition, effective as of August 30, 2024, Messrs. Kirby and Klingelhofer will conclude their respective services as co-portfolio managers of Thornburg Developing World Fund, Thornburg Investment Income Builder Fund, Thornburg Summit Fund, Thornburg Ultra Short Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Core Plus Bond Fund, Thornburg Strategic Income Fund, and Thornburg Emerging Markets Managed Account Fund, as applicable. Accordingly, effective as of August 30, 2024, all references to Mr. Kirby and Mr. Klingelhofer as co-portfolio managers of the Funds in the Retail SAI, Retirement SAI, and Managed Account SAI, as applicable, are deleted. Also, effective September 30, 2024 all references to Mr. Kirby and Mr. Klingelhofer as officers of Thornburg Investment Trust in the Retail SAI, Retirement SAI, and Managed Account SAI are deleted.

2

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6378

In addition, effective as of August 30, 2024, Neal BasuMullick and Lon Erickson are named as co-portfolio managers of the Thornburg Summit Fund. Accordingly, as of August 30, 2024, the following changes are made to the Retail SAI:

The disclosure for Mr. Erickson under the heading “Accounts Managed by Portfolio Managers,” appearing on page 64 of the Retail SAI is deleted and replaced with the following disclosure:

Lon Erickson (as of July 31, 2024)*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	7	$17,402,539,579

Other Pooled Investment Vehicles:	3	$168,985,942

Other Accounts:	24	$418,994,817

* Mr. Erickson became a portfolio manager of the Summit Fund on August 30, 2024, and management of that Fund is included in the number of accounts; however, total assets for the number of accounts shown are as of July 31, 2024.

The following disclosure for Mr. BasuMullick is added under the heading “Accounts Managed by Portfolio Managers,” after the information for David Ashley appearing on page 63 of the Retail SAI:

Neal BasuMullick (as of July 31, 2024)*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	1	$107,980,455

Other Pooled Investment Vehicles:	0	$0

Other Accounts:	0	$0

* Mr. BasuMullick became a portfolio manager of the Summit Fund on August 30, 2024, and management of that Fund is included in the number of accounts; however, total assets for the number of accounts shown are as of July 31, 2024.

The disclosure for Mr. Erickson and Mr. BasuMullick under the heading “Portfolio Managers’ Ownership of Shares in the Funds,” appearing on page 66 of the Retail SAI, is revised to add the following information about Mr. Erickson’s and Mr. BasuMullick’s ownership of shares of the Thornburg Summit Fund:

Lon Erickson
Summit Fund*	None

Neal BasuMullick
Summit Fund*	None

*Fund ownership is as of August 21, 2024.